Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of SARs And Options Activity

	Stock Appreciation
	Rights	Weighted Average
	(in thousands)	Exercise Price
Outstanding as of January 1, 2021	—	$—
Effect of Reverse Recapitalization	5,028	$2.95
Forfeited	(14)	$3.56
Outstanding as of December 31, 2021	5,014	$2.95

	Stock Options	Weighted Average
	(in thousands)	Exercise Price
Outstanding at January 1, 2021	—	$—
Effect of Reverse Recapitalization	5,553	$0.93
Forfeited	(92)	$1.64
Outstanding at December 31, 2021	5,461	$0.91

Summary of Employee Equity Units

A summary of employee equity units is as follows (unit amounts have been converted based on the Exchange Ratio determined in accordance with the terms of the Reverse Recapitalization):

	Employee Equity
	Units	Weighted-Average
	(in thousands)	Grant Date Fair Value
Balance as of December 31, 2020	6,074	$0.93
Units granted	2,931	$6.41
Units vested in connection with Reverse Recapitalization	(3,693)	$0.76
Unvested balance as of Reverse Recapitalization	5,312	$4.10
Units vested after Reverse Recapitalization	(358)	$0.69
Units forfeited or cancelled	—	$—
Unvested balance as of December 31, 2021	4,954	$4.34

Schedule of Equity Based Compensation Expense

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$113	$—	$—
Operations and support	2,574	252	—
Technology and development	3,032	641	—
Sales and marketing	8,270	372	—
General and administrative	12,989	2,084	69
Total equity-based compensation expense	$26,978	$3,349	$69